Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Investments in Associates and Joint Ventures

The following table presents the SMBC Group’s principal associates and joint venture at March 31, 2019. Investments in associates and joint ventures of the SMBC Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest(1)	Proportion of Voting Rights(1)		Main Business
		(%)	(%)
Principal Associates
Kansai Mirai Financial Group, Inc.	Japan	15.5	23.5	(2)	Bank holding company
The Japan Net Bank, Limited	Japan	46.5	46.5		Internet banking
The Bank of East Asia, Limited	China	19.5	19.5		Commercial banking
ACLEDA Bank Plc.	Cambodia	18.2	18.2		Commercial banking
Vietnam Export Import Commercial Joint Stock Bank	Vietnam	15.0	15.0		Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	21.9	21.9		Leasing
SMBC Aviation Capital Limited	Ireland	32.0	32.0		Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0		Credit card
SAKURA KCS Corporation	Japan	29.7	29.7		System engineering and data processing
JSOL Corporation	Japan	50.0	50.0		System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0		System engineering and data processing
Daiwa SB Investments Ltd.(3)	Japan	48.9	48.9		Investment advisory and investment trust management
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6		Investment advisory and investment trust management

Principal Joint Venture
Sumitomo Mitsui Finance and Leasing Company, Limited	Japan	50.0	50.0		Leasing

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)

The SMBC Group has a 15.6% direct holding in Kansai Mirai Financial Group, Inc., and can exercise a further 7.9% of the voting rights held by SMBC’s retirement benefit trust under contractual agreements between SMBC and the retirement benefit trust.

(3)	Daiwa SB Investments Ltd. was merged with Sumitomo Mitsui Asset Management Company, Limited on April 1, 2019, to form Sumitomo Mitsui DS Asset Management Company, Limited.

Financial Information of all Individually Immaterial Associates and Joint Ventures

The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2019	2018
	(In millions)
Carrying amount of investments in associates and joint ventures	¥1,038,823	¥730,414
Share of:
Profit from continuing operations	40,157	49,323
Other comprehensive income (loss)	(699)	7,885
Total comprehensive income	39,458	57,208